ALLIANCE STRATEGIC BALANCED FUND

ANNUAL REPORT
JULY 31, 1996



LETTER TO SHAREHOLDERS                         ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

September 27, 1996

Dear Shareholder:

Despite an environment that was characterized by increased market volatility in most capital markets, the Alliance Strategic Balanced Fund recorded investment results that approximated the return of its benchmark during the second half of its fiscal year, ended July 31, 1996. Since the fund invests in stocks and bonds, its benchmark is the combined (50/50) performance of the Standard & Poor's 500 stock index, a common measure of stock market activity, and the Lehman Brothers (LB) Government/Corporate Bond Index, which represents the broad U.S. bond market. For the period, the S&P 500 registered a small positive gain, while the LB Gov't/Corp. Bond Index posted a slightly negative return. For the full twelve-month period, the Portfolio underperformed its benchmark because of disappointing performance of its equity component and the sharp sell-off in the fixed income market.

                                        TOTAL RETURN
                                PERIODS ENDED JULY 31, 1996
                                 SIX MONTHS   TWELVE MONTHS
                                 ----------   -------------
ALLIANCE STRATEGIC BALANCED FUND
  Class A                           -.21%         +8.05%
  Class B                           -.56%         +7.41%
  Class C                           -.56%         +7.34%

S&P 500                            +1.77%        +16.55%
LB GOV'T/CORP. BOND INDEX          -2.26%         +5.31%


TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES AS OF JULY 31; ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.

MARKET OVERVIEW
The performance of the NASDAQ Industrials, the large over-the-counter stock market, typified the market volatility. The NASDAQ gained 15.5% in April and May, only to give it all back in June and July. Another example was the decoupling of the stock and bond markets. The bond market posted four consecutive monthly losses, while stocks produced sequential monthly gains.

The financial markets were whipsawed by the ebb and flow of economic data. At times, the economy appeared to be growing too fast, which caused inflationary concerns among investors. (In a mature economic recovery, higher inflation leads to higher interest rates, which often puts pressure on stock and bond prices.) At other times, the economy seemed to be growing moderately, which dampened those concerns, stabilized interest rates and bolstered the financial markets.

We believe the burst of economic activity that unnerved the capital markets is largely unsustainable. The main reason is that much of this strength reflected temporary developments. Many Americans received and spent their tax refunds, and the government dispensed more money than usual, not uncommon during an election year. Moreover, we expect the high levels of consumer debt will dampen spending patterns for the remainder of 1996.

We recognize that the macro-economic factors that support the valuation framework for the stock market have been favorable for some time, and are beginning to change. It is clear that earnings momentum is slowing as the economy slows. The market is also subject to the vagaries of mutual fund cash flows because of the high level of new issue activity. It is also an election year, and as the balloting date moves closer, polling resultsdepending upon what they reflectcould affect capital markets should they suggest future legislative and fiscal policy changes.

MARKET OUTLOOK
Looking ahead, we expect the rate of growth of the U.S. economy to moderate to the 2-2 1/2% range. And as a consequence, investors fears about accelerating inflation should remain subdued. This combination of a slower rate of earnings growth and a stable set of valuation factors is expected to produce modest positive equity returns over the next six to 12 months. At current levels of stock valuation, the spread between expected equity and fixed income returns has narrowed.


1



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

Given these factors, we have increased the fixed-income portion of the portfolio closer to the 50% equity/50% fixed income benchmark. Within the equity portfolio, we have raised the portfolio's exposure to international securities owing to their attractive valuation levels and the potential for a cyclical recovery in business conditions and profits overseas.
Sincerely,

John D. Carifa
Chairman and President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES              ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

Alliance Strategic Balanced Fund seeks a high long-term total return by investing in a combination of equity and debt securities. It invests principally in a diversified portfolio of dividend-paying common stocks and fixed-income securities, and also in equity-type securities such as warrants, preferred stocks and convertible debt instruments.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF JULY 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    8.05%          3.45%
 . Five Years                  8.60%          7.66%
 . Since Inception*           11.56%         10.74%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    7.41%          3.40%
 . Five Years                  7.84%          7.84%
 . Since Inception*           11.63%**       11.63%**

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    7.34%          6.34%
 . Since Inception*            5.56%          5.56%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shareswith and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares purchased prior to July 1, 1996 are not subject to front-end or contingent deferred sales charges. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*   Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.
**  Reflects conversion to Class A shares.


3



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

ALLIANCE STRATEGIC BALANCED FUND
GROWTH OF A $10,000 INVESTMENT:
9/4/90-7/31/96


$25,000
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000

9/4/90              7/31/96

S&P 500

STRATEGIC BALANCED FUND
CLASS A: $18,271

LB GOV'T/CORP.
BOND INDEX

This chart illustrates the total value of an assumed investment in Alliance Strategic Balanced Fund Class A after deducting the maximum 4.25% sales charge, and with dividends and capital gains reinvested. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard and Poor's 500-stock index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers Government/Corporate Bond Index represents a combination of the Government Bond Index and the Corporate Bond Index.


Strategic Balanced Fund
S&P 500
LB Gov't/Corp. Bond Index


4



TEN LARGEST HOLDINGS
JULY 31, 1996                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                                   VALUE      NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                                   $10,951,224         21.9%
Federal National Mortgage Association                   4,067,099          8.1
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11       1,009,625          2.0
Government National Mortgage Association,
  7.50%, 01/15/26                                         799,747          1.6
Auburn Hills Trust, 12.00%, 05/01/20                      794,315          1.6
John Hancock Mutual Life Insurance Co.,
  7.375%, 02/15/24                                        740,384          1.5
Northrup Grumman Corp., 7.75%, 03/01/16                   735,703          1.5
Time Warner, Inc., 8.375%, 03/15/23                       725,393          1.5
Ford Motor Credit Co., 6.125%, 01/09/06                   681,113          1.4
Philip Morris Cos., Inc.                                  517,894          1.0
                                                      $21,022,497         42.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JULY 31, 1996
_______________________________________________________________________________

                                                         SHARES OR PRINCIPAL
                                                      -------------------------
                                                                      HOLDINGS
PURCHASES                                                BOUGHT        7/31/96
-------------------------------------------------------------------------------
Auburn Hills Trust, 12.00%, 05/01/20                     $550,000     $550,000
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11      $1,025,000   $1,025,000
Federal National Mortgage Association,
  7.00%, 05/01/26                                      $1,015,496   $1,015,496
Federal National Mortgage Association,
  8.50%, 12/01/25                                      $1,089,000   $1,089,000
Government National Mortgage Association,
  7.50%, 01/15/26                                        $813,992     $813,992
John Hancock Mutual Life Insurance Co.,
  7.375%, 02/15/24                                       $800,000     $800,000
Northrup Grumman Corp., 7.75%, 03/01/16                  $750,000     $750,000
U.S. Treasury Note, 5.75%, 08/15/03                    $2,420,000   $2,420,000
U.S. Treasury Note, 6.125%, 05/15/98                   $4,305,000   $6,305,000
U.S. Treasury Note, 6.50%, 08/15/05                    $1,350,000   $1,450,000


                                                                       HOLDINGS
SALES                                                      SOLD         7/31/96
-------------------------------------------------------------------------------
Ceridian Corp.                                             35,000        6,400
Federal National Mortgage Association,
  6.00%, 12/01/09                                      $1,340,281           -0-
Hercules, Inc.                                             27,500           -0-
ITT Corp.                                                  18,505        3,895
MCI Communications Corp.                                   45,100           -0-
Monsanto Co.                                                8,800        3,500
Philip Morris Cos., Inc.                                   17,050        4,950
Transatlantic Holdings, Inc.                               18,000           -0-
U.S. Treasury Note, 7.75%, 01/31/00                    $2,300,000     $900,000
Warner-Lambert Co.                                         18,500           -0-


5



PORTFOLIO OF INVESTMENTS
JULY 31, 1996                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-53.3%
UNITED STATES INVESTMENTS-40.1%
TECHNOLOGY-8.5%
COMMUNICATIONS EQUIPMENT-1.1%
DSC Communications Corp. *                        7,300       $  219,000
Intelcom Group, Inc. *                            1,700           32,725
Motorola, Inc.                                    2,500          135,000
Scientific-Atlanta, Inc.                         10,000          133,750
TCSI Corp.                                          200            5,000
Winstar Communications, Inc.                        800           15,000
                                                             ------------
                                                                 540,475

COMPUTER HARDWARE-1.3%
BMC Industries, Inc.                              2,200           60,225
Ceridian Corp. *                                  6,400          278,400
COMPAQ Computer Corp. *                           1,350           73,913
Digital Equipment Corp. *                         2,500           88,437
Hewlett-Packard Co.                               3,000          132,000
Optical Data Systems, Inc. *                      1,700           34,000
                                                             ------------
                                                                 666,975

COMPUTER NETWORKING SOFTWARE-1.7%
3Com Corp. *                                      7,700          303,187
Bay Networks, Inc. *                              5,450          125,350
cisco Systems, Inc. *                             8,000          414,000
                                                             ------------
                                                                 842,537

COMPUTER PERIPHERALS-0.3%
Exabyte Corp. *                                   1,600           19,200
Seagate Technology, Inc. *                        2,500          120,938
                                                             ------------
                                                                 140,138

COMPUTER SOFTWARE &SERVICES-2.8%
Advanced Tissue Sciences, Inc. *                  1,800           23,850
Applix, Inc. *                                    1,100           25,163
Electronic Data Systems Corp.                     3,250          171,844
First Data Corp.                                  2,500          194,062
Hyperion Software Corp. *                         1,200           14,250
Informix Corp. *                                 13,000          283,562
Oracle Systems Corp. *                            7,550          295,394
Softkey International, Inc. *                     1,500           27,750
Sterling Software, Inc. *                         4,300          295,625
Systemsoft Corp.                                  1,000           18,125
Universal Outdoor Holdings, Inc.                  1,200           25,200
                                                             ------------
                                                               1,374,825

SEMI-CONDUCTORS & RELATED-0.6%
Altera Corp. *                                    3,500          143,500
Intel Corp.                                       2,000          150,250
VLSI Technology, Inc. *                           2,000           24,500
                                                             ------------
                                                                 318,250

UTILITY-TELEPHONE-0.5%
AT & T Corp.                                      3,600          187,650
MFS Communications, Inc. *                        1,100           34,650
Teleport Communications Group *                   2,800           43,400
                                                             ------------
                                                                 265,700

MISCELLANEOUS-0.2%
Harman International Industries, Inc.             1,000           44,875
Xircom, Inc. *                                    2,700           34,425
                                                             ------------
                                                                  79,300
                                                             ------------
                                                               4,228,200

CONSUMER SERVICES-6.9%
ADVERTISING-0.1%
Clear Channel Communications, Inc. *                300           23,888
Ha Lo Industries, Inc. *                          2,100           47,250
                                                             ------------
                                                                  71,138

AIRLINES-0.3%
America West Airlines, Inc. *                     1,800           28,800
Mesa Airlines, Inc. *                             3,100           27,900


6



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Northwest Airlines Corp. Cl.A *                   2,800       $  102,900
                                                             ------------
                                                                 159,600

APPAREL-0.4%
Designer Holdings, Ltd. *                         1,600           29,400
Oakley, Inc. *                                      600           20,325
Reebok International, Ltd.                        3,700          129,500
Warnaco Group, Inc.                               1,400           33,075
                                                             ------------
                                                                 212,300

BROADCASTING & CABLE-1.2%
Cablevision Systems Corp. *                       5,600          221,900
CommNet Cellular, Inc. *                          1,100           28,119
EZ Communications, Inc. *                           900           29,250
Infinity Broadcasting Corp. Cl.A*                 1,050           28,875
Millicom International Cellular, S.A. *             700           27,125
Mobilemedia Corp. *                               3,400           28,050
TCI Group, Series A *                             7,800          111,150
Valuevision International, Inc. *                 3,600           20,250
Viacom, Inc. Cl.B*                                2,680           93,800
                                                             ------------
                                                                 588,519

ENTERTAINMENT & LEISURE-0.8%
Cyrk International, Inc. *                        9,900          136,125
Heritage Media Corp. *                              700           27,737
Lodgenet Entertainment Corp. *                    2,500           30,469
Walt Disney Co.                                   3,944          219,385
                                                             ------------
                                                                 413,716

PRINTING & PUBLISHING-0.3%
New York Times Co.                                4,200          122,325

RESTAURANTS & LODGING-1.1%
Doubletree Corp. *                                  800           26,200
Host Marriott Corp. *                             8,100          106,312
Interstate Hotels Co. *                           1,200           27,300
ITT Corp. *                                       3,895          221,041
La Quinta Inns, Inc.                              5,750          104,938
Red Lion Hotels, Inc. *                           1,600           37,000
                                                             ------------
                                                                 522,791

RETAILING-GENERAL-1.8%
AutoZone, Inc. *                                  8,700          251,212
CompUSA, Inc. *                                   5,650          223,175
Consolidated Stores Corp. *                         900           29,700
Federated Department Stores, Inc. *               3,500          105,875
Fingerhut Cos., Inc.                             10,300          145,487
Nine West Group, Inc. *                           1,300           62,888
Payless Cashways, Inc. *                         25,500           98,813
                                                             ------------
                                                                 917,150

TOYS-0.2%
Hasbro, Inc.                                      2,500           89,687

MISCELLANEOUS-0.7%
Brightpoint, Inc. *                               1,300           30,875
Equifax, Inc.                                    10,000          251,250
Equity Corp. *                                    1,200           34,050
Oxford Resources Corp. *                          1,000           23,750
                                                             ------------
                                                                 339,925
                                                             ------------
                                                               3,437,151

FINANCE-5.7%
BANKING-MONEY CENTERS-0.1%
RAC Financial Group, Inc.                         1,200           31,200

BANKING-REGIONAL-0.8%
First Union Corp.                                 4,000          254,000
Wells Fargo & Co.                                   550          128,081
                                                             ------------
                                                                 382,081

BROKERAGE & MONEY MANAGEMENT-0.4%
Merrill Lynch & Co., Inc.                         3,000          181,125

INSURANCE-2.0%
General Reinsurance Corp.                           900          132,075
Life Re Corp.                                     7,000          193,375
NAC Re Corp.                                        900           31,050
Penncorp Financial Group, Inc.                    1,200           33,600


7



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
TIG Holdings, Inc.                               10,000       $  277,500
Travelers Group, Inc.                             7,200          304,200
Twentieth Century Industries, Inc. *              1,600           24,000
                                                             ------------
                                                                 995,800

MORTGAGE BANKING-0.5%
Federal National Mortgage Assn.                   8,000          254,000

REAL ESTATE-0.1%
JP Realty, Inc.                                   1,200           25,350
Macerich Co.                                      1,200           25,050
Summit Properties, Inc.                           1,400           25,550
                                                             ------------
                                                                  75,950

MISCELLANEOUS-1.8%
Associates First Capital Corp.                    3,300          126,638
Dean Witter, Discover & Co.                       4,500          228,937
MBNA Corp.                                        9,000          250,875
MGIC Investment Corp.                             2,000          120,000
PMI Group, Inc.                                   3,000          142,500
Union Acceptance Corp. *                          2,600           37,700
                                                             ------------
                                                                 906,650
                                                             ------------
                                                               2,826,806

HEALTH CARE-4.0%
BIOTECHNOLOGY-1.2%
Amgen, Inc. *                                     3,000          163,875
Biogen, Inc. *                                    2,450          149,756
Geltex Pharmaceuticals, Inc. *                    1,400           17,150
Liposome Co., Inc. *                              1,600           19,300
Medimmune, Inc. *                                 1,700           23,375
Steris Corp. *                                    8,168          236,872
                                                             ------------
                                                                 610,328

DRUGS-1.1%
Merck & Co., Inc.                                 4,000          257,000
Pfizer, Inc.                                      3,600          251,550
Rotech Medical Corp. *                            1,800           31,500
                                                             ------------
                                                                 540,050

HOSPITAL SUPPLIES & SERVICES-0.6%
Baxter International, Inc.                        3,000          124,875
Buckeye Cellulose Corp. *                           900           20,700
Medtronic, Inc.                                   2,700          127,913
Respironics, Inc. *                               1,400           28,350
                                                             ------------
                                                                 301,838

MEDICAL SERVICES-1.1%
Columbia/HCA Healthcare Corp.                     5,000          256,250
Coventry Corp. *                                  3,500           43,750
Ornda Healthcorp *                                3,200           73,600
Oxford Health Plans, Inc. *                       3,300          113,850
Riscorp, Inc. *                                   1,800           19,350
Value Health, Inc. *                              1,750           27,125
                                                             ------------
                                                                 533,925

MISCELLANEOUS-0.0%
Compdent Corp. *                                    600           22,500
                                                             ------------
                                                               2,008,641

ENERGY-3.2%
OIL & GAS-3.2%
BJ Services Co. *                                 3,700          122,563
Diamond Shamrock, Inc.                            1,000           27,750
Exxon Corp.                                       5,700          468,825
Global Marine, Inc. *                             2,800           37,450
Louis Dreyfus Natural Gas Corp. *                12,200          170,800
Louisiana Land & Exploration Co.                  2,700          145,800
Mobil Corp.                                       2,900          320,087
Rowan Cos., Inc. *                                2,600           37,375
Schlumberger, Ltd.                                3,100          248,000
Sonat Offshore Drilling, Inc.                       700           34,300
                                                             ------------
                                                               1,612,950

CAPITAL GOODS-3.1%
ELECTRICAL EQUIPMENT-0.6%
General Electric Co.                              3,700          304,788


8



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.4%
United Dominion Industries, Ltd.                 10,000       $  208,750

MACHINERY-1.0%
Allied-Signal, Inc.                               4,600          270,250
Applied Graphics Technologies *                   1,900           26,600
Comverse Technology, Inc. *                       2,100           64,837
Crompton & Knowles Corp.                          2,200           33,000
Deere & Co.                                       1,400           50,050
Pentair, Inc.                                     1,200           32,400
                                                             ------------
                                                                 477,137

POLLUTION CONTROL-1.1%
United States Filter Corp. *                        800           17,300
United Waste Systems, Inc. *                        900           23,287
USA Waste Services, Inc. *                        9,900          247,500
WMX Technologies, Inc.                            9,000          266,625
                                                             ------------
                                                                 554,712
                                                             ------------
                                                               1,545,387

CONSUMER STAPLES-2.6%
COSMETICS-0.4%
Gillette Co.                                      3,040          193,420

FOOD-0.3%
Nabisco Holdings Corp.                            3,875          130,781

HOUSEHOLD PRODUCTS-0.5%
Colgate-Palmolive Co.                             2,950          231,575

RETAIL -FOOD & DRUGS-0.3%
Revco D.S., Inc. *                                7,500          170,625

TOBACCO-1.0%
Philip Morris Cos., Inc.                          4,950          517,894

MISCELLANEOUS-0.1%
ADT, Ltd. *                                       2,700           50,963
Mohawk Industries, Inc.                           1,600           28,400
                                                             ------------
                                                                  79,363
                                                             ------------
                                                               1,323,658

BASIC INDUSTRIES-2.6%
CHEMICALS-1.7%
Cytec Industries, Inc. *                          4,500          135,000
Freeport McMoran, Inc.                            8,000          287,000
Monsanto Co.                                      3,500          109,375
Olin Corp.                                        3,550          300,862
Polymer Group, Inc. *                             2,000           25,500
                                                             ------------
                                                                 857,737

CONTAINERS-0.3%
Crown Cork & Seal, Inc.                           3,000          133,500

PAPER& FOREST PRODUCTS-0.1%
Louisiana-Pacific Corp.                           2,300           46,863

METALS & MINING-0.5%
Aluminum Co. of America                           2,500          145,000
Century Aluminum Co.                              2,500           36,563
Gibraltor Steel Corp. *                           1,900           37,525
Kaiser Aluminum Corp. *                           2,300           25,300
UCAR International, Inc. *                          600           20,925
                                                             ------------
                                                                 265,313
                                                             ------------
                                                               1,303,413

CONSUMER MANUFACTURING-1.6%
APPLIANCES-0.5%
Black & Decker Corp.                              6,400          235,200

AUTO & RELATED-0.3%
Goodyear Tire & Rubber Co.                        2,750          121,687
Team Rental Group, Inc. *                           900           17,775
                                                             ------------
                                                                 139,462

BUILDING & RELATED-0.0%
Hughes Supply, Inc.                                 900           29,363

TEXTILE PRODUCTS-0.1%
Tommy Hilfiger Corp. *                              800           40,600

MISCELLANEOUS-0.7%
First Brands Corp.                               10,400          248,300
Thrifty Payless Holdings, Inc. *                  3,400           47,600
U.S. Industries, Inc. *                           3,000           67,500
                                                             ------------
                                                                 363,400
                                                             ------------
                                                                 808,025


9



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
TRANSPORTATION-1.3%
RAILROADS-1.0%
Burlington Northern Santa Fe                      3,000       $  236,625
Genesee & Wyoming, Inc. *                         1,400           31,500
Hub Group, Inc. *                                 1,300           25,025
Union Pacific Corp.                               2,900          198,650
                                                             ------------
                                                                 491,800

MISCELLANEOUS-0.3%
Xtra Corp.                                        4,300          181,675
                                                             ------------
                                                                 673,475

SCIENCE & TECHNOLOGY-0.3%
AEROSPACE & DEFENSE-0.3%
Boeing Co.                                          800           70,800
United Technologies Corp.                           600           67,575
                                                             ------------
                                                                 138,375

MULTI INDUSTRY COMPANIES-0.3%
Petco Animal Supplies, Inc. *                     1,200           26,700
Whitman Corp.                                     4,400           98,450
                                                             ------------
                                                                 125,150

Total United States Investments
  (cost $20,595,573)                                          20,031,231

FOREIGN INVESTMENTS-13.2%
AUSTRALIA-0.2%
National Australia Bank, Ltd.                     9,000           81,723
  Banks

CANADA-0.4%
Canadian Pacific, Ltd.                            3,000           65,250
  Railroads
Loewen Group, Inc.                                1,600           42,900
  Miscellaneous
Magna International, Inc.                         1,560           69,420
  Auto & Related
                                                             ------------
                                                                 177,570

FINLAND-0.4%
Nokia Corp. (ADR)                                 6,200          218,550
  Telecommunications

FRANCE-1.5%
Bouygues                                          1,500          161,232
  Engineering & Construction
Business Objects, S.A. (ADR) *                    1,000           19,250
  Computer Software & Services
Eaux (cie Generale)                               1,900          195,480
  Diversified
Lafarge Coppee                                      500           29,995
  Engineering & Construction
Television Francaise                              1,500          177,145
  Broadcasting
Total, S.A. Cl.B                                  2,351          168,941
  Utility/Electric
                                                             ------------
                                                                 752,043

GERMANY-1.0%
Bayer AG                                          5,300          178,203
  Chemicals
Deutsche Bank AG                                  4,300          217,804
  Banks
Hornbach Holding AG                               1,000           68,605
  Engineering & Construction
Lufthansa AG                                        200           28,596
  Airlines
                                                             ------------
                                                                 493,208

HONG KONG-0.4%
Asia Satellite Telephone *                        4,000           11,793
  Utility/Telephone
Hong Kong and China Gas Co., Ltd.                36,000           57,026
  Utility/Electric
  warrants, expiring 9/30/97 *                    3,000              667
  Utility/Electric


10



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Hutchison Whampoa, Ltd.                           9,000       $   53,768
  Multi-Industry
Swire Pacific                                     7,000           59,968
  Multi-Industry
                                                             ------------
                                                                 183,222

INDONESIA-0.0%
Ramayana Lestari *                                3,000            4,497
  Retailing-General

IRELAND-0.1%
Saville Systems Plc (ADR) *                       1,600           41,400
  Technology

ITALY-0.1%
Industrie Natuzzi S.p.A. (ADR)                      600           27,150
  Household Products
Istituto Nazionale delle Assicurazioni           20,000           28,683
  Insurance
Magneti Marelli                                  14,800           20,447
  Auto & Related
                                                             ------------
                                                                  76,280

JAPAN-4.9%
Canon, Inc.                                       8,000          151,375
  Technology-Misc.
Ezaki Glico Co.                                   5,000           51,988
  Food & Beverages
Fuji Bank, Ltd.                                   9,000          177,041
  Banks
Fuji Photo Film Co. (ORD)                         6,000          179,289
  Leisure Related
Hitachi, Ltd.                                    16,000          145,829
  Electrical Equipment
Honda Motor Co.                                   8,000          193,340
  Auto & Related
Ito-Yokado Co., Ltd.                              3,000          173,388
  Retailing-General
Kirin Brewery Co., Ltd.                          14,000          166,549
  Food & Beverages
Matsushita Electric Works                         3,000           31,193
  Building & Related
Matsushita Electrical Industrial Co., Ltd.        7,000          121,961
  Electrical Equipment
Nippon Express Co., Ltd.                          3,000           28,383
  Trucking & Shipping
Nomura Securities Co., Ltd.                       8,000          140,134
  Brokerage & Money Management
Sakura Bank, Ltd.                                17,000          164,020
  Banks
Seven Eleven Japan                                3,000          190,249
  Retailing-General
Taisho Pharmaceutical Co.                         4,000           86,179
  Drugs
Tokia Marine & Fire Co.                          14,000          174,418
  Insurance
Tokyo Electric Power                              6,000          152,311
  Utility/Electric
Toyota Corp.                                      6,000          145,567
  Auto & Related
                                                             ------------
                                                               2,473,214

MALAYSIA-0.3%
Berjaya Sports                                   21,000           70,679
  Diversified
Resorts World Bhd                                15,000           71,520
  Leisure Related
                                                             ------------
                                                                 142,199

NETHERLANDS-0.8%
AKZO Nobel N.V.                                   1,500          168,412
  Chemicals
Internationale Nederlanden Groep N.V. *           8,005          245,644
  Insurance
                                                             ------------
                                                                 414,056

NEW ZEALAND-0.2%
Telecom Corp. of New Zealand, Ltd.               18,000           82,665
Telecommunications

SINGAPORE-0.2%
Overseas Chinese Bank                             4,400           49,197
  Banks


11



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Singapore Press Holdings, Ltd.                    2,000       $   34,817
  Printing & Publishing
                                                             ------------
                                                                  84,014

SOUTH KOREA-0.2%
Korea Mobile Telecommunications Corp. (ADR) *     6,000          100,500
  Utility/Telephone

SPAIN-0.0%
Uralita, S.A.                                     3,000           24,848
  Engineering & Construction

SWITZERLAND-0.7%
Ciba Geigy AG                                        20           23,737
  Chemicals
Nestle, S.A.                                        200          228,347
  Food & Beverages
Sandoz AG                                           100          111,584
  Drugs
                                                             ------------
                                                                 363,668

UNITED KINGDOM-1.8%
BAT Industries Plc                               13,000          101,913
  Tobacco
British Telecommunications Plc                   22,000          124,218
  Utility/Telephone
BTR Plc                                          30,000          113,859
  Multi-Industry Companies
Cadbury Schweppes Plc                            12,000           94,727
  Food & Beverages
Glaxo Wellcome                                    4,000           55,654
  Drugs
Grand Metropolitan Plc                           21,000          141,927
  Food & Beverages
Reuters Holdings                                  5,600           58,665
  Printing, Publishing & Broadcasting
Sears Plc                                        40,000           60,041
  Retailing-General


                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
Smithkline Beecham                                5,800       $   61,573
  Drugs
Tesco                                            13,700           62,331
  Machinery
Unichem                                          10,000           39,975
  Medical Products
                                                             ------------
                                                                 914,883

Total Foreign Investments
  (cost $6,541,590)                                            6,628,540

Total Common Stocks & Other Investments
  (cost $27,137,163)                                          26,659,771

LONG TERM DEBT SECURITIES-42.6%
FINANCIAL-2.8%
Ford Motor Credit Co.
  6.125%, 1/09/06                                   750          681,113
John Hancock Mutual Life Insurance Co.
  7.375%, 2/15/24 (a)                               800          740,384
                                                             ------------
                                                               1,421,497

INDUSTRIAL-4.5%
Auburn Hills Trust
  12.00%, 5/01/20                                   550          794,315
Northrop Grumman Corp.
  7.75%, 3/01/16                                    750          735,703
Time Warner, Inc.
  8.375%, 3/15/23                                   750          725,393
                                                             ------------
                                                               2,255,411

YANKEE BONDS-0.7%
St. George Bank, Ltd.
  7.15%, 10/15/05 (a)                               350          337,418

U.S. GOVERNMENT & AGENCIES-34.6%
Federal Home Loan Mortgage Corp. (TBA)
  7.00%, 9/01/11                                  1,025        1,009,625


12



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
Federal National Mortgage Association
  6.00%, 4/01/11                                 $  397      $   374,479
  6.50%, 5/01/11                                    659          636,000
  6.50%, 6/01/11                                    740          713,868
  7.00%, 5/01/26                                  1,015          974,237
  8.50%, 12/01/25                                 1,089        1,114,515
Government National Mortgage Association
  7.50%, 1/15/26                                    814          799,747
U.S. Treasury Bonds
  6.00%, 2/15/26                                    545          478,832
  7.625%, 2/15/25                                   200          214,124
U.S. Treasury Notes
  5.75%, 8/15/03                                  2,420        2,294,087
  6.125%, 5/15/98                                 6,305        6,299,073
  6.50%, 8/15/05                                  1,450        1,423,045
  7.75%, 1/31/00                                    900          935,019
                                                              17,266,651

Total Long Term Debt Securities
  (cost $21,479,130)                                          21,280,977

SHORT-TERM DEBT SECURITIES-4.4%
Federal Home Loan Bank
  5.62%, 8/01/96
  (amortized cost $2,200,000)                     2,200        2,200,000

TOTAL INVESTMENTS-100.3%
  (cost $50,816,293)                                          50,140,748
Other assets less liabilities-(0.3%)                            (162,675)

NET ASSETS-100%                                              $49,978,073


*    Non-income producing security.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified institutional buyers. At July 31, 1996, these securities amounted to $1,077,802 representing 2.2% of net assets.

     Glossary:
     ADR - American Depository Receipt
     ORD - Ordinary
     TBA - To be announced

     See notes to financial statements.


13



STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1996                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $50,816,293)           $50,140,748
  Cash, at value (cost $97,975)                                         98,555
  Receivable for investment securities sold                          1,372,369
  Receivable for shares of beneficial interest sold                    454,144
  Interest and dividends receivable                                    377,319
  Total assets                                                      52,443,135

LIABILITIES
  Payable for investment securities purchased                        1,814,821
  Payable for shares of beneficial interest redeemed                   477,028
  Distribution fee payable                                              32,032
  Advisory fee payable                                                   3,885
  Accrued expenses                                                     137,296
  Total liabilities                                                  2,465,062

NET ASSETS                                                         $49,978,073

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                            $        30
  Additional paid-in capital                                        43,709,645
  Undistributed net investment income                                  395,373
  Accumulated net realized gain on investments and foreign
    currency transactions                                            6,564,036
  Net unrealized depreciation on investments and foreign
    currency denominated assets and liabilities                       (691,011)
                                                                   $49,978,073

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($18,328,799/
    991,749 shares of beneficial interest issued and outstanding)       $18.48
  Sales charge-4.25% of public offering price                              .82
  Maximum offering price                                                $19.30

  CLASS B SHARES
  Net asset value and offering price per share ($28,492,319/
    1,792,816 shares of beneficial interest issued and outstanding)     $15.89

  CLASS C SHARES
  Net asset value and offering price per share ($3,156,955/
    198,672 shares of beneficial interest issued and outstanding)       $15.89


See notes to financial statements.


14



STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1996                       ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                             $1,132,905
  Dividends(net of foreign taxes withheld of $15,350)     513,975   $1,646,880

EXPENSES
  Advisory fee                                            396,099
  Distribution fee - Class A                               46,138
  Distribution fee - Class B                              337,604
  Distribution fee - Class C                               36,733
  Custodian                                               104,948
  Transfer agency                                          97,885
  Audit and legal                                          68,617
  Registration                                             39,143
  Printing                                                 29,450
  Trustees' fees                                           25,249
  Amortization of organization expenses                       951
  Miscellaneous                                            12,844
  Total expenses                                        1,195,661
  Less: expenses waived and assumed by adviser
    (see Note B)                                         (194,243)
  Net expenses                                                       1,001,418
  Net investment income                                                645,462

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on security transactions                         7,958,720
  Net realized loss on foreign currency transactions                    (4,384)
  Net change in unrealized appreciation of investments              (4,546,829)
  Net change in unrealized appreciation on foreign
    currency denominated assets and liabilities                         (4,609)
  Net gain on investments and foreign currency transactions          3,402,898

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,048,360


See notes to financial statements.


15



STATEMENTS OF CHANGES IN NET ASSETS            ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                      JULY 31,       JULY 31,
                                                        1996           1995
                                                    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   645,462     $  803,136
  Net realized gain on investments and foreign
    currency transactions                             7,954,336      1,585,794
  Net change in unrealized appreciation of
    investments and foreign currency denominated
    assets and liabilities                           (4,551,438)     3,225,074
  Net increase in net assets from operations          4,048,360      5,614,004

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                            (251,709)      (128,387)
    Class B                                            (425,006)      (351,616)
    Class C                                             (52,350)       (36,666)
  Net realized gain on investments
    Class A                                            (479,820)       (20,950)
    Class B                                          (1,296,269)      (105,192)
    Class C                                            (159,666)       (10,969)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease                                       (3,771,397)   (10,129,045)
  Total decrease                                     (2,387,857)    (5,168,821)

NET ASSETS
  Beginning of year                                  52,365,930     57,534,751
  End of year (including undistributed net
    investment income of $398,806 and $482,409,
    respectively)                                   $49,978,073    $52,365,930


See notes to financial statements.


16



NOTES TO FINANCIAL STATEMENTS
JULY 31, 1996                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Strategic Balanced Fund (the "Fund"), formerly Alliance Balanced Fund, a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. The Funds offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive votings rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of that exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $30,000 have been deferred and were amortized on a straight line basis through September, 1995.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized loss on foreign currency transactions for the Fund, represents net foreign exchange gains and losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at July 31, 1996 are reflected as a component of unrealized depreciation on investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.


17



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

7. INCOME AND EXPENSES
All income earned, and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Funds' Class B and Class C shares bear higher distribution and transfer agent fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

8. RECLASSIFICATION OF NET ASSETS
To reflect reclassifications arising from permanent book/tax differences for the year ended July 31, 1996, $3,433 was reclassified from accumulated net investment income and $951 was reclassified from additional paid in capital to accumulated net realized gain on investments and foreign currency transactions.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Investment Adviser has agreed, under the terms of the investment advisory agreement, to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares. Prior to August 2, 1993, the annual expense cap for Class B Shares was 2.15%. For the year ended July 31, 1996, such reimbursement amounted to $194,243. In addition to these voluntary arrangements, the Investment Adviser will reduce its compensation, to the extent that expenses of the Fund for any fiscal year (not including any distribution expenses paid by the Fund) exceed the lowest applicable expense limitation prescribed by any state in which the Fund's shares are qualified for sale. The Fund believes that the most restrictive expense ratio limitation imposed by any state in which the Fund has qualified its shares for sale is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million.

The Fund has a Services Agreement with Alliance Fund Services, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $56,589 for the year ended July 31, 1996.

Alliance Fund Distributors, Inc. a wholly owned subsidiary of the Adviser, (the "Distributor"), serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,204 from the sale of Class A shares and $37,022 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the year ended July 31, 1996.

Brokerage commissions paid on securities transactions for the year ended July 31, 1996 amounted to $173,237, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan of $50,847.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares. For the year ended July 31, 1996 the Fund paid a distribution fee to the Distributor of .25% of the Funds' average daily net assets attributed to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund


18



NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

in the amount of $957,033 and $290,100 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $60,265,914 and $74,094,709, respectively, for the year ended July 31, 1996. There were purchases of $27,871,075 and sales of $21,017,882 of U.S. Government and government agency obligations for the year ended July 31, 1996. At July 31, 1996, the cost of securities for federal income tax purposes was $50,838,466. Accordingly, gross unrealized appreciation of investments was $1,193,098 and gross unrealized depreciation of investments was $1,890,816 resulting in net unrealized depreciation of $697,718 excluding foreign currency.

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       JULY 31,       JULY 31,      JULY 31,        JULY 31,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              107,270       215,830     $ 1,979,138     $ 3,566,155
Shares issued in
  reinvestment of
  dividends and
  distributions           37,530         8,938         680,784         138,715
Shares converted
  from Class B           488,896            -0-      9,126,460              -0-
Shares redeemed         (251,216)     (208,409)     (4,690,077)     (3,417,256)
Net increase             382,480        16,359     $ 7,096,305     $   287,614

CLASS B
Shares sold              328,916       323,750     $ 5,260,317     $ 4,608,223
Shares issued in
  reinvestment of
  dividends and
  distributions           98,905        30,603       1,547,870         412,834
Shares converted to
  Class A               (566,688)           -0-     (9,126,460)             -0-
Shares redeemed         (466,102)   (1,047,251)     (7,499,239)    (14,853,928)
Net decrease            (604,969)     (692,898)    $(9,817,512)    $(9,832,871)

CLASS C
Shares sold               59,772        88,024     $   956,171     $ 1,241,321
Shares issued in
  reinvestment of
  dividends and
  distributions           11,410         3,015         178,564          40,701
Shares redeemed         (136,703)     (132,830)     (2,184,925)     (1,865,810)
Net decrease             (65,521)      (41,791)    $(1,050,190)    $  (583,788)


19



FINANCIAL HIGHLIGHTS                           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                            -----------------------------------------------------------------------------
                                                                         MAY 1,1994
                                               YEAR ENDED JULY 31,           TO              YEAR ENDED APRIL 30,
                                            ------------------------      JULY 31,   ------------------------------------
                                                1996         1995         1994(C)        1994         1993         1992
                                            -----------  -----------  -------------  -----------  -----------  ----------
Net asset value, beginning of period          $17.98       $16.26       $16.46         $16.97       $17.06       $14.48

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .35(d)       .34          .07            .16          .39          .27
Net realized and unrealized gain (loss)
  on investments                                1.08         1.64         (.27)           .74          .59         2.80
Net increase (decrease) in net asset
  value from operations                         1.43         1.98         (.20)           .90          .98         3.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.32)        (.22)          -0-          (.24)        (.42)        (.17)
Distributions from net realized gains           (.61)        (.04)          -0-         (1.17)        (.65)        (.32)
Total dividends and distributions               (.93)        (.26)          -0-         (1.41)       (1.07)        (.49)
Net asset value, end of period                $18.48       $17.98       $16.26         $16.46       $16.97       $17.06

TOTAL RETURN
Total investment return based on net
  asset value (b)                               8.05%       12.40%       (1.22)%         5.06%        5.85%       20.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,329      $10,952       $9,640         $9,822       $8,637       $6,843
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.40%        1.40%        1.40%(f)       1.40%        1.40%        1.40%
  Expenses, before waivers/reimbursements       1.76%        1.81%        1.94%(f)       1.70%        1.85%        2.05%
  Net investment income                         1.78%        2.07%        1.63%(f)       1.67%        2.29%        1.92%
Portfolio turnover rate                          173%         172%          21%           139%          98%         103%


See footnote summary on page 21.


20



FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS B
                                            -----------------------------------------------------------------------------
                                                                        MAY 1,1994
                                               YEAR ENDED JULY 31,          TO               YEAR ENDED APRIL 30,
                                            ------------------------     JULY 31,    ------------------------------------
                                                1996         1995        1994(C)        1994         1993         1992
                                            -----------  -----------  -------------  -----------  -----------  ----------
Net asset value, beginning of period          $15.56       $14.10       $14.30         $14.92       $15.51       $13.96

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .16(d)       .22          .03            .06          .23          .22
Net realized and unrealized gain (loss)
  on investments                                 .98         1.40         (.23)           .63          .53         2.70
Net increase (decrease) in net asset
value from operations                           1.14         1.62         (.20)           .69          .76         2.92

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.20)        (.12)          -0-          (.14)        (.25)        (.29)
Distributions from net realized gains           (.61)        (.04)          -0-         (1.17)       (1.10)       (1.08)
Total dividends and distributions               (.81)        (.16)          -0-         (1.31)       (1.35)       (1.37)
Net asset value, end of period                $15.89       $15.56       $14.10         $14.30       $14.92       $15.51

TOTAL RETURN
Total investment return based on net
  asset value (b)                               7.41%       11.63%       (1.40)%         4.29%        4.96%       20.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $28,492      $37,301      $43,578        $43,616      $36,155      $31,842
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%        2.10%        2.10%(f)       2.10%        2.15%        2.15%
  Expenses, before waivers/reimbursements       2.47%        2.49%        2.64%(f)       2.42%        2.56%        2.70%
  Net investment income                          .99%        1.38%         .92%(f)        .93%        1.55%        1.34%
Portfolio turnover rate                          173%         172%          21%           139%          98%         103%


See footnote summary on page 21.


21



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CLASS C
                                            ----------------------------------------------------
                                                                       MAY 1,1994    AUGUST 2,
                                               YEAR ENDED JULY 31,         TO         1993(E)
                                            -----------------------     JULY 31,        TO
                                                1996         1995       1994(C)    APRIL 30,1994
                                            -----------  ----------  ------------  -------------
Net asset value, beginning of period          $15.57       $14.11      $14.31        $15.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .14(d)       .16         .03           .15
Net realized and unrealized gain (loss)
  on investments                                 .99         1.46        (.23)         (.17)
Net increase (decrease) in net asset
  value from operations                         1.13         1.62        (.20)         (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.20)        (.12)         -0-         (.14)
Distributions from net realized gains           (.61)        (.04)         -0-        (1.17)
Total dividends and distributions               (.81)        (.16)         -0-        (1.31)
Net asset value, end of period                $15.89       $15.57      $14.11        $14.31

TOTAL RETURN
Total investment return based on
  net asset value (b)                           7.34%       11.62%      (1.40)%         .45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,157       $4,113      $4,317        $4,289
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%        2.10%       2.10%(f)      2.10%(f)
  Expenses, before waivers/reimbursements       2.48%        2.50%       2.64%(f)      2.07%(f)
  Net investment income                          .99%        1.38%        .93%(f)       .69%(f)
Portfolio turnover rate                          173%         172%         21%          139%


(a)  Net of fees waived and expenses reimbursed by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  The Fund changed its fiscal year end from April 30 to July 31.

(d)  Based on average shares outstanding.

(e)  Commencement of distribution.

(f)  Annualized.

     Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became investment adviser for the Trust.


22



REPORT OF INDEPENDENT ACCOUNTANTS              ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF ALLIANCE STRATEGIC BALANCED FUND In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Strategic Balanced Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by mangement, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
September 18, 1996


23



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
ALBERTA B. ARTHURS (1)
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
BARBARA J. KRUMSIEK, VICE PRESIDENT - MARKETING
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


24



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


25



ALLIANCE STRATEGIC BALANCED FUND
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ASBAR